Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	bfti_SupplementTextBlock

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 29, 2018

TO THE

PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II

(FORMERLY, PYRAMIS® MANAGED RISK PORTFOLIO)

The following changes to the Prospectus of Schroders Global Multi-Asset Portfolio II (formerly, Pyramis® Managed Risk Portfolio) are effective immediately:

In the Portfolio Summary, the table entitled “Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following:

Class B

Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Acquired Fund Fees and Expenses*,1	0.01%

Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver[2]	(0.19%)

Net Operating Expenses	0.92%

*	These expenses have been restated to reflect current fees.
[1]
Amounts shown have been restated to reflect the restructuring of the Portfolio on December 15, 2017. Prior to that date, substantially all of the Portfolio’s assets were invested in shares of other registered investment companies advised by Fidelity Investments, and the Portfolio’s Acquired Fund Fees and Expenses for the year ended December 31, 2016 were 0.47%.

[2]
Effective December 15, 2017, Brighthouse Investment Advisers, LLC (“BIA”) has contractually agreed through at least December 31, 2018 to reduce the Management Fee for the Portfolio to reflect a portion of the savings from the difference between the subadvisory fee payable by BIA to Schroder Investment Management North America Inc. and the subadvisory fee previously payable by BIA to the former investment subadviser to the Portfolio. This arrangement may be modified or discontinued prior to December 31, 2018 only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$94	$336	$596	$1,340

Schroders Global Multi-Asset Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bfti_SupplementTextBlock

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 29, 2018

TO THE

PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II

(FORMERLY, PYRAMIS® MANAGED RISK PORTFOLIO)

The following changes to the Prospectus of Schroders Global Multi-Asset Portfolio II (formerly, Pyramis® Managed Risk Portfolio) are effective immediately:

In the Portfolio Summary, the table entitled “Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following:

Class B

Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Acquired Fund Fees and Expenses*,1	0.01%

Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver[2]	(0.19%)

Net Operating Expenses	0.92%

*	These expenses have been restated to reflect current fees.
[1]
Amounts shown have been restated to reflect the restructuring of the Portfolio on December 15, 2017. Prior to that date, substantially all of the Portfolio’s assets were invested in shares of other registered investment companies advised by Fidelity Investments, and the Portfolio’s Acquired Fund Fees and Expenses for the year ended December 31, 2016 were 0.47%.

[2]
Effective December 15, 2017, Brighthouse Investment Advisers, LLC (“BIA”) has contractually agreed through at least December 31, 2018 to reduce the Management Fee for the Portfolio to reflect a portion of the savings from the difference between the subadvisory fee payable by BIA to Schroder Investment Management North America Inc. and the subadvisory fee previously payable by BIA to the former investment subadviser to the Portfolio. This arrangement may be modified or discontinued prior to December 31, 2018 only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$94	$336	$596	$1,340

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Schroders Global Multi-Asset Portfolio II | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Operating Expenses	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	$ 1,340

[1]	These expenses have been restated to reflect current fees.
[2]	Amounts shown have been restated to reflect the restructuring of the Portfolio on December 15, 2017. Prior to that date, substantially all of the Portfolio’s assets were invested in shares of other registered investment companies advised by Fidelity Investments, and the Portfolio’s Acquired Fund Fees and Expenses for the year ended December 31, 2016 were 0.47%.
[3]	Effective December 15, 2017, Brighthouse Investment Advisers, LLC (“BIA”) has contractually agreed through at least December 31, 2018 to reduce the Management Fee for the Portfolio to reflect a portion of the savings from the difference between the subadvisory fee payable by BIA to Schroder Investment Management North America Inc. and the subadvisory fee previously payable by BIA to the former investment subadviser to the Portfolio. This arrangement may be modified or discontinued prior to December 31, 2018 only with the approval of the Board of Trustees of the Portfolio.